Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year(1)	Summary Comp. Table for CEO $	Comp. Actually Paid to CEO(2) $	Average Summary Comp. Table Total for Non-CEO NEOs $	Average Comp. Actually Paid to Non-CEO NEOs(2) $	Value of Initial Fixed $100 Investment Based on:		Net Income $M(4)	Budget to Actual Performance (EPS)(5)
					TSR $	Peer Group TSR(3) $
2025	$6,875,256	$3,250,025	$1,407,430	$891,721	$90.04	$89.87	$127.8	(4.9)%
2024	4,803,389	4,682,415	943,423	859,492	97.46	92.93	190.8	53.0%
2023	4,856,752	3,689,961	1,003,883	704,548	107.84	105.53	51.9	(52.1)%
2022	3,351,529	3,111,318	820,950	829,540	123.71	123.42	96.0	(1.7)%
2021	3,718,087	4,495,501	1,204,755	1,050,610	144.06	144.46	$101.1	6.5%

(1)
The CEO for all five reporting years was Martin Kropelnicki. The other NEOs were:

Year	CEO	Other NEOs
2025	Martin Kropelnicki	James Lynch, Shawn Bunting, Michael Luu, and Shannon Dean
2024	Martin Kropelnicki	James Lynch, David Healey, Shawn Bunting, Michael Luu, and Shannon Dean
2023	Martin Kropelnicki	David Healey, Thomas Smegal III, Paul Townsley, Michael Luu, Ronald Webb, and Shawn Bunting
2022	Martin Kropelnicki	Thomas Smegal III, Paul Townsley, Robert Kuta and Michael Luu
2021	Martin Kropelnicki	Thomas Smegal III, Paul Townsley, Robert Kuta and Lynne McGhee

(2)
Amounts reported in this column are based on total compensation reported for our CEOs and the average of the total compensation of our other NEOs in the Summary Compensation Table for the indicated reporting year and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

(3)
Amounts reported in this column represent returns on an initial $100 investment based on the Robert W. Baird Water Utility Index, which we chose as peer group for purposes of the Pay versus Performance table.

(4)
Net income in 2024 includes $64.0 million of interim rate relief related to 2023 that was recorded in 2024 due to the delayed 2021 California General Rate Case decision.

(5)
In accordance with SEC rules, the Group is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the company) used to link compensation actually paid to our CEO and other named executive officers to Group performance for the most recently completed fiscal year. The Group determined that the annual budget-to-actual performance of the Group meets this requirement. This performance measure compares the actual diluted earnings per share to the forecasted diluted earnings per share for the calendar year. The forecasted diluted earnings per share is adopted during the budget process by the Board of Directors each year. By adhering to budgets, management is able to demonstrate to the Board, stockholders and customers that the Group is effective at managing controllable costs and has the ability to efficiently execute its business plan.
Chairman, President & CEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
2025 $
Summary Compensation Table Reported Compensation	6,875,256
Deduction for pension values reported in SCT for the covered year	(2,254,426)
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$64,313
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	(1,950,119)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	1,752,906
Deduction for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	(1,258,067)
Increase for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	10,293
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	9,868
Total Compensation Actually Paid	3,250,025
Average Non-Chairman, President & CEO NEO SCT Total to CAP Reconciliation
2025 $
Summary Compensation Table Reported Compensation	1,407,430
Deduction for pension values reported in SCT for the covered year	(406,712)
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	56,108
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	(272,015)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	244,925
Deduction for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	(140,719)
Increase for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	1,387
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	1,318
Total Compensation Actually Paid	891,721

Company Selected Measure Name		Budget toActualPerformance(EPS)
Named Executive Officers, Footnote
(1)
The CEO for all five reporting years was Martin Kropelnicki. The other NEOs were:
Year	CEO	Other NEOs
2025	Martin Kropelnicki	James Lynch, Shawn Bunting, Michael Luu, and Shannon Dean
2024	Martin Kropelnicki	James Lynch, David Healey, Shawn Bunting, Michael Luu, and Shannon Dean
2023	Martin Kropelnicki	David Healey, Thomas Smegal III, Paul Townsley, Michael Luu, Ronald Webb, and Shawn Bunting
2022	Martin Kropelnicki	Thomas Smegal III, Paul Townsley, Robert Kuta and Michael Luu
2021	Martin Kropelnicki	Thomas Smegal III, Paul Townsley, Robert Kuta and Lynne McGhee

Peer Group Issuers, Footnote
(3)
Amounts reported in this column represent returns on an initial $100 investment based on the Robert W. Baird Water Utility Index, which we chose as peer group for purposes of the Pay versus Performance table.

PEO Total Compensation Amount	$ 6,875,256	$ 4,803,389	$ 4,856,752	$ 3,351,529	$ 3,718,087
PEO Actually Paid Compensation Amount	$ 3,250,025	4,682,415	3,689,961	3,111,318	4,495,501
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEOs and the average of the total compensation of our other NEOs in the Summary Compensation Table for the indicated reporting year and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Chairman, President & CEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
2025 $
Summary Compensation Table Reported Compensation	6,875,256
Deduction for pension values reported in SCT for the covered year	(2,254,426)
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$64,313
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	(1,950,119)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	1,752,906
Deduction for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	(1,258,067)
Increase for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	10,293
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	9,868
Total Compensation Actually Paid	3,250,025

Non-PEO NEO Average Total Compensation Amount	$ 1,407,430	943,423	1,003,883	820,950	1,204,755
Non-PEO NEO Average Compensation Actually Paid Amount	$ 891,721	859,492	704,548	829,540	1,050,610
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEOs and the average of the total compensation of our other NEOs in the Summary Compensation Table for the indicated reporting year and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Average Non-Chairman, President & CEO NEO SCT Total to CAP Reconciliation
2025 $
Summary Compensation Table Reported Compensation	1,407,430
Deduction for pension values reported in SCT for the covered year	(406,712)
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	56,108
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	(272,015)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	244,925
Deduction for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	(140,719)
Increase for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	1,387
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	1,318
Total Compensation Actually Paid	891,721

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Metrics
The following are the most important financial performance measures (and non-financial performance measures), as determined by the Group, that link compensation actually paid to our NEOs to the Group’s performance for the most recently completed fiscal year.
Budget to Actual Performance (EPS)
Stockholder Return
Infrastructure Improvement and Utility Plant Investment
Customer Service and Support
Emergency Preparedness and Safety
Water Quality and Public Health
PFAS Investment and Recovery

Total Shareholder Return Amount	$ 90.04	97.46	107.84	123.71	144.06
Peer Group Total Shareholder Return Amount	89.87	92.93	105.53	123.42	144.46
Net Income (Loss)	$ 127,800,000	$ 190,800,000	$ 51,900,000	$ 96,000,000	$ 101,100,000
Company Selected Measure Amount	(4.9)	53	(52.1)	(1.7)	6.5
PEO Name	Martin Kropelnicki
Net Income Loss Interim Rate	$ 64,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Budget to Actual Performance (EPS)
Non-GAAP Measure Description
(5)
In accordance with SEC rules, the Group is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the company) used to link compensation actually paid to our CEO and other named executive officers to Group performance for the most recently completed fiscal year. The Group determined that the annual budget-to-actual performance of the Group meets this requirement. This performance measure compares the actual diluted earnings per share to the forecasted diluted earnings per share for the calendar year. The forecasted diluted earnings per share is adopted during the budget process by the Board of Directors each year. By adhering to budgets, management is able to demonstrate to the Board, stockholders and customers that the Group is effective at managing controllable costs and has the ability to efficiently execute its business plan.

Measure:: 2
Pay vs Performance Disclosure
Name	Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Infrastructure Improvement and Utility Plant Investment
Measure:: 4
Pay vs Performance Disclosure
Name	Customer Service and Support
Measure:: 5
Pay vs Performance Disclosure
Name	Emergency Preparedness and Safety
Measure:: 6
Pay vs Performance Disclosure
Name	Water Quality and Public Health
Measure:: 7
Pay vs Performance Disclosure
Name	PFAS Investment and Recovery
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,254,426)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,313
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,950,119)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,752,906
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,258,067)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,293
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,868
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(406,712)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,108
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(272,015)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	244,925
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(140,719)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,387
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,318